Common Stock Warrants - Outstanding Warrants (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of Warrants	59,497	2,727
Warrants Expiration Date One
Class of Warrant or Right [Line Items]
Number of Warrants	500
Exercise Price	$ 104
Expiration Date	Jul. 01, 2026
Warrants Expiration Date Two
Class of Warrant or Right [Line Items]
Number of Warrants	500
Exercise Price	$ 104
Expiration Date	Nov. 15, 2026
Warrants Expiration Date Three
Class of Warrant or Right [Line Items]
Number of Warrants	1,727
Exercise Price	$ 625
Expiration Date	Nov. 10, 2026
Warrants Expiration Date Four
Class of Warrant or Right [Line Items]
Number of Warrants	10,000
Exercise Price	$ 31.25
Expiration Date	Aug. 09, 2027
Warrants Expiration Date Five
Class of Warrant or Right [Line Items]
Number of Warrants	13,000
Exercise Price	$ 6.6
Expiration Date	Jul. 10, 2028
Warrants Expiration Date Six
Class of Warrant or Right [Line Items]
Number of Warrants	20,500
Exercise Price	$ 4.8
Expiration Date	Jul. 14, 2028
Warrants Expiration Date Seven
Class of Warrant or Right [Line Items]
Number of Warrants	13,270
Exercise Price	$ 4.92
Expiration Date	Aug. 04, 2028